Income Taxes - Summary of Company's Net Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 36,898	$ 29,829
Intangibles	3,565	3,875
Accrued compensation	1,284	325
Credits	7,107	6,252
Fixed assets	6	40
Other, net	74	96
Right-of-use liability	36	23
Deferred tax assets	48,970	40,440
Deferred tax liabilities:
Right-of-use asset	(35)	(19)
Deferred tax liabilities	(35)	(19)
Net deferred tax assets	48,935	40,421
Valuation allowance	(48,935)	(40,421)
Net deferred tax assets	$ 0	$ 0